Investment Objectives and Goals	Oct. 28, 2024
GraniteShares YieldBOOST QQQ ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of the ProShares UltraPro® QQQ (NASDAQ: TQQQ) subject to a limit on potential investment gains.

GraniteShares YieldBOOST SPY ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of the Direxion Daily S&P500® Bull 3X Shares (NYSE ARCA: SPXL) subject to a limit on potential investment gains.

GraniteShares YieldBOOST Small Cap ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of the Direxion Daily Small Cap Bull 3X Shares (NYSE ARCA: TNA) subject to a limit on potential investment gains.

GraniteShares YieldBOOST Biotech ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of the Direxion Daily S&P Biotech Bull 3X Shares (NYSE ARCA: LABU) subject to a limit on potential investment gains.

GraniteShares YieldBOOST Financials ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of the Direxion Daily Financial Bull 3X Shares (NYSE ARCA: FAS) subject to a limit on potential investment gains.

GraniteShares YieldBOOST Gold Miners ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of the Direxion Daily Gold Miners Index Bull 2X Shares (NYSE ARCA: NUGT) subject to a limit on potential investment gains.

GraniteShares YieldBOOST Semiconductor ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of the Direxion Daily Semiconductor Bull 3X Shares (NYSE ARCA: SOXL) subject to a limit on potential investment gains.

GraniteShares YieldBOOST Technology ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of the Direxion Daily Technology Bull 3X Shares (NYSE ARCA: TECL) subject to a limit on potential investment gains.

GraniteShares YieldBOOST China ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of the Direxion Daily FTSE China Bull 3X Shares (NYSE ARCA: YINN) subject to a limit on potential investment gains.

GraniteShares YieldBOOST 20Y+ Treasuries ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of the Direxion Daily 20+ Year Treasury Bull 3X Shares (NYSE ARCA: TMF) subject to a limit on potential investment gains.

GraniteShares YieldBOOST Bitcoin ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of one or more exchange-traded funds whose shares trade on a U.S.-regulated exchange and that seek daily leverage investment results of 2 times (200%) the daily percentage change of bitcoin (the “Underlying Bitcoin ETF”) subject to a limit on potential investment gains.

GraniteShares YieldBOOST AAPL ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of one or more exchange-traded funds whose shares trade on a U.S.-regulated securities exchange and that seek daily leverage investment results of 2 times (200%) the daily percentage of the common stock of Apple, Inc. (NASDAQ: AAPL) (the “Underlying Stock”) subject to a limit on potential investment gains.

GraniteShares YieldBOOST AMD ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of one or more exchange-traded funds whose shares trade on a U.S.-regulated securities exchange and that seek daily leverage investment results of 2 times (200%) the daily percentage of the common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD) (the “Underlying Stock”) subject to a limit on potential investment gains.

GraniteShares YieldBOOST AMZN ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of one or more exchange-traded funds whose shares trade on a U.S.-regulated securities exchange and that seek daily leverage investment results of 2 times (200%) the daily percentage of the common stock of Amazon.com (NASDAQ: AMZN) (the “Underlying Stock”) subject to a limit on potential investment gains.

GraniteShares YieldBOOST BABA ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of one or more exchange-traded funds whose shares trade on a U.S.-regulated securities exchange and that seek daily leverage investment results of 2 times (200%) the daily percentage of the ADR of Alibaba Group Holding Limited (NYSE: BABA) (the “Underlying Stock”) subject to a limit on potential investment gains.

GraniteShares YieldBOOST COIN ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of one or more exchange-traded funds whose shares trade on a U.S.-regulated securities exchange and that seek daily leverage investment results of 2 times (200%) the daily percentage of the common stock of Coinbase Global, Inc. Class A (NASDAQ: COIN) (the “Underlying Stock”) subject to a limit on potential investment gains.

GraniteShares YieldBOOST META ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of one or more exchange-traded funds whose shares trade on a U.S.-regulated securities exchange and that seek daily leverage investment results of 2 times (200%) the daily percentage of the common stock of Meta Platforms, Inc. Class A (NASDAQ: META) (the “Underlying Stock”) subject to a limit on potential investment gains.

GraniteShares YieldBOOST MSFT ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of one or more exchange-traded funds whose shares trade on a U.S.-regulated securities exchange and that seek daily leverage investment results of 2 times (200%) the daily percentage of the common stock of Microsoft Corporation (NASDAQ: MSFT) (the “Underlying Stock”) subject to a limit on potential investment gains.

GraniteShares YieldBOOST NVDA ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of one or more exchange-traded funds whose shares trade on a U.S.-regulated securities exchange and that seek daily leverage investment results of 2 times (200%) the daily percentage of the common stock of NVIDIA Corporation (NASDAQ: NVDA) (the “Underlying Stock”) subject to a limit on potential investment gains.

GraniteShares YieldBOOST TSLA ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of one or more exchange-traded funds whose shares trade on a U.S.-regulated securities exchange and that seek daily leverage investment results of 2 times (200%) the daily percentage of the common stock of Tesla Inc. (NASDAQ: TSLA) (the “Underlying Stock”) subject to a limit on potential investment gains.